Right-of-use Assets - Reconciliation of Changes in Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 1,961,174
Transfers		R$ 0
Balance, end of period	1,953,089	1,961,174
Repurchase	3,923	16,198
Right-of-use assets
Changes in property, plant and equipment [abstract]
Balance, beginning of period	5,999,595	4,610,741
Acquisitions	1,268,428	849,639
Write-offs	(344,036)	(240,085)
Contractual modification of leased property, plant and equipment	45,481	268,602
Transfers	(104,992)	30,528
Balance, end of period	7,552,548	5,999,595
Right-of-use assets | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	14,496,091	12,259,806
Acquisitions	2,937,306	2,195,166
Write-offs	(590,317)	(258,011)
Contractual modification of leased property, plant and equipment	45,481	268,602
Transfers	(150,390)	30,528
Balance, end of period	16,738,171	14,496,091
Right-of-use assets | Cost | Aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	11,356,489	10,033,538
Acquisitions	1,436,969	1,021,819
Write-offs	(66,458)	(19,301)
Contractual modification of leased property, plant and equipment	49,271	221,266
Transfers	(142,729)	99,167
Balance, end of period	12,633,542	11,356,489
Right-of-use assets | Cost | Maintenance of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,542,856	1,414,507
Acquisitions	628,293	236,336
Write-offs	(209,458)	(113,160)
Contractual modification of leased property, plant and equipment	(15,242)	(2,285)
Transfers	(7,661)	7,458
Balance, end of period	1,938,788	1,542,856
Right-of-use assets | Cost | Restoration of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,387,738	597,011
Acquisitions	678,685	790,727
Write-offs	(246,985)	0
Contractual modification of leased property, plant and equipment	0	0
Transfers	0	0
Balance, end of period	1,819,438	1,387,738
Right-of-use assets | Cost | Simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	119,782	70,148
Acquisitions	0	13
Write-offs	0	0
Contractual modification of leased property, plant and equipment	0	49,621
Transfers	0	0
Balance, end of period	119,782	119,782
Right-of-use assets | Cost | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	89,226	144,602
Acquisitions	193,359	70,174
Write-offs	(67,416)	(125,550)
Contractual modification of leased property, plant and equipment	11,452	0
Transfers	0	0
Balance, end of period	226,621	89,226
Right-of-use assets | Cost | Advance payments for right of use of aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Acquisitions		76,097
Write-offs		0
Contractual modification of leased property, plant and equipment		0
Transfers		(76,097)
Balance, end of period		0
Right-of-use assets | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(7,890,845)	(6,942,450)
Acquisitions	(1,668,878)	1,173,222
Write-offs	445,622	224,827
Contractual modification of leased property, plant and equipment	0	0
Transfers	38,827	0
Balance, end of period	(9,075,274)	(7,890,845)
Right-of-use assets | Depreciation | Aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(6,368,510)	(5,707,259)
Acquisitions	(812,402)	(677,537)
Write-offs	19,254	16,286
Contractual modification of leased property, plant and equipment	0	0
Transfers	38,827	0
Balance, end of period	(7,122,831)	(6,368,510)
Right-of-use assets | Depreciation | Maintenance of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,052,190)	(892,325)
Acquisitions	(313,613)	(271,203)
Write-offs	206,191	111,338
Contractual modification of leased property, plant and equipment	0	0
Transfers	0	0
Balance, end of period	(1,159,612)	(1,052,190)
Right-of-use assets | Depreciation | Restoration of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(380,649)	(182,861)
Acquisitions	(468,050)	(197,788)
Write-offs	220,177	0
Contractual modification of leased property, plant and equipment	0	0
Transfers	0	0
Balance, end of period	(628,522)	(380,649)
Right-of-use assets | Depreciation | Simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(70,256)	(55,969)
Acquisitions	(35,139)	(14,287)
Write-offs	0	0
Contractual modification of leased property, plant and equipment	0	0
Transfers	0	0
Balance, end of period	(105,395)	(70,256)
Right-of-use assets | Depreciation | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(19,240)	(104,036)
Acquisitions	(39,674)	(12,407)
Write-offs	0	97,203
Contractual modification of leased property, plant and equipment	0	0
Transfers	0	0
Balance, end of period	R$ (58,914)	R$ (19,240)
Right-of-use assets | Depreciation | Weighted rate | Aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	7.00%	7.00%
Right-of-use assets | Depreciation | Weighted rate | Maintenance of aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	20.00%	19.00%
Right-of-use assets | Depreciation | Weighted rate | Restoration of aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	34.00%	33.00%
Right-of-use assets | Depreciation | Weighted rate | Simulators
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	29.00%	20.00%
Right-of-use assets | Depreciation | Weighted rate | Others
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	44.00%	9.00%
Right-of-use assets | Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 6,605,246	R$ 5,317,356
Acquisitions	1,268,428	1,021,944
Write-offs	(144,695)	(33,184)
Contractual modification of leased property, plant and equipment	45,481	268,602
Transfers	(111,563)	30,528
Balance, end of period	7,662,897	6,605,246
Right-of-use assets | Impairment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(605,651)	(706,615)
Acquisitions	0	172,305
Write-offs	488,731	273,269
Contractual modification of leased property, plant and equipment	0	0
Transfers	6,571	0
Balance, end of period	R$ (110,349)	R$ (605,651)